FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowances for ECL determined for the different classes of financial assets developed (Details) - Allowances - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade receivables | - not credit impaired
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance	€ (19)	€ (8)
Additions	(118)	(11)
Closing Balance	(137)	(19)
Trade receivables | - credit impaired
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance	(652)	(1,952)
Additions	(198)
Utilization	(11,425)	1,148
Reversal	11,706	153
Closing Balance	(569)	(652)
Shareholder and other loans
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance	(1,445)	(4,394)
Reversal	€ 1,445	2,949
Closing Balance		€ (1,445)